Cost of Revenue - Summary of Cost of Revenue (Detail)		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cost of Revenue [Abstract]
Cost of vehicle		¥ 1,580,778,797	$ 229,191,382	¥ 2,210,715,054	¥ 619,227,148
Staff cost		105,613,337	15,312,494	105,771,335	73,975,397
Leasing interest expense	[1]	61,128,565	8,862,809	119,692,726	132,322,922
Commission to car dealerships		26,756,550	3,879,335	375,702,902	117,985,878
Staff incentive		0	0	61,894,967	84,046,881
Others		55,812,524	8,092,055	84,232,888	70,562,523
Cost of revenue		¥ 1,830,089,773	$ 265,338,075	¥ 2,958,009,872	¥ 1,098,120,749

[1]	Leasing interest expense refers to interest expense on borrowings by the Company that are directly used to fund finance lease receivables.